Financial assets and financial liabilities	12 Months Ended
Jun. 30, 2022
Disclosure Of Redesignated Financial Assets And Liabilities Text Block Abstract
Financial assets and financial liabilities

Note 8. Financial assets and financial liabilities

(a) Cash and cash equivalents

	30 June 2022	30 June 2021
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	22,110,278	25,047,281
Total	22,110,278	25,047,281

(b) Trade and other receivables

	30 June 2022	30 June 2021
	A$	A$
Current

Trade receivables[1]	217,154	28,553
Loss allowance	(8,809)	-
Accrued income – Australian R&D tax incentive refund[2]	257,500	306,154
Other income receivables – R&D grants[3]	197,051	-
Total	662,896	334,707

[1]	All trade receivables are non-interest bearing.

[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.

[3]	As at 30 June 2022, the group has other income receivables of $100,328 R&D grant from the Henry M Jackson Foundation (“HJF”) and $96,723 R&D grant from Medical Technology Enterprise Consortium (“MTEC”).

(c) Other current assets

	30 June 2022	30 June 2021
	A$	A$

Prepayment	572,400	78,258
Total	572,400	78,258

(d) Trade and other payables

	30 June 2022 A$	30 June 2021 A$

Current
Trade payables	720,867	106,893
Accrued expenses	411,913	625,980
Other payables	28,113	25,621
Total	1,160,893	758,494